CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Concentrations
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Accounts Receivable , Prepaid and Other Current Assets, Other Non-current Assets

	As of December 31,
	2018		2019
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	—	—	2,089	12%
Prepaid and other current assets
Company B	49,800	37%	49,800	37%
Company C	35,000	26%	35,000	26%
Other non-current assets
Company D	—	—	42,211	59%
Company E	—	—	10,773	15%